Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Activity related to loans to directors, executive officers and their affiliated interests during 2016 and 2015 is as follows:

(Dollars in thousands)	December 31,
	2016	2015
Balance, beginning of year	$870	$1,376
Loans granted	751	16
Repayments of loans	(264)	(522)
Balance, end of year	$1,357	$870